Note Payable	9 Months Ended
Sep. 30, 2022
Note Payable [Abstract]
Note Payable

Note 5 – Note Payable

During July 2022, the Company entered into an agreement with a financing institution for payment of certain of the Company’s insurance policies. The financing agreement is payable over a twelve-month period ending June 2023 with monthly payments of principal and interest totaling $15,848 per month. As of September 30, 2022, approximately $140,000 of principal is outstanding under this agreement, and the same amount is included in prepaid expenses.